Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO			Total Shareholder Return	Peer Group Total Shareholder Return(1)	Net Income (millions)	Operating Income (millions)
2023	$6,379,785	$6,243,398	$2,289,204	$2,326,614	$112.51	$157.29	$258.5	$375.0
2022	$37,993,749	$27,120,091	$4,678,116	$3,426,471	$110.76	$128.19	$332.2	$478.6
2021	$11,153,040	$24,056,522	$2,641,391	$4,742,732	$151.93	$164.56	$289.0	$428.9
2020	$11,143,274	$9,341,874	$2,504,415	$1,453,568	$103.57	$129.84	$75.4	$122.1
(1)Peer group consists of S&P 400 Consumer Discretionary index

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
Pat Pacious was the PEO for all years in the table. The Non-PEO NEOs for 2023 were Scott Oaksmith, Dominic Dragisich, David Pepper, Simone Wu and Robert McDowell. John Bonds was not included since he was not an NEO at December 31, 2023. For the years 2020-2022, the Non-PEO NEOs were Dominic Dragisich, David Pepper, Simone Wu and John Bonds.

PEO Total Compensation Amount	$ 6,379,785	$ 37,993,749	$ 11,153,040	$ 11,143,274
PEO Actually Paid Compensation Amount	$ 6,243,398	27,120,091	24,056,522	9,341,874
Adjustment To PEO Compensation, Footnote
The calculation of the CAP under the new guidelines is shown in the table below, which describes the adjustments, each of which is prescribed by SEC rule, to calculate CAP from the Summary Compensation Table amounts. The Summary Compensation Table amounts and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Note that the year over year changes were impacted significantly by the change in the year-end stock prices which increased by 46% from 2020 to 2021 and then decreased by 28% from 2021 to 2022. The CAP was also impacted by PVRSUs that did not pay out or paid out below target due to the pandemic and resulting economic shutdown.

			Adjustments for stock and option awards ($ millions)
PEO or Non-PEO	FY	Total Comp from SCT	(Subtract): SCT stock and option award amounts	Add: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	Add (Subtract): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(Subtract): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	Add: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total comp for the covered year	Comp Actually Paid (as calculated)
PEO	2023	6.4	(2.0)	2.3	(1.7)	1.1	—	0.2	6.2
PEO	2022	38.0	(32.0)	26.3	(5.1)	(0.3)	—	0.1	27.1
PEO	2021	11.2	(6.7)	12.5	7.0	0.1	—	—	24.1
PEO	2020	11.1	(8.5)	10.6	(3.8)	(0.2)	—	0.1	9.3

Non-PEO(1)	2023	2.3	(1.1)	1.2	(0.3)	0.2	—	—	2.3
Non-PEO(1)	2022	4.7	(3.3)	2.7	(0.7)	(0.1)	—	—	3.4
Non-PEO(1)	2021	2.6	(1.3)	2.3	1.1	—	—	—	4.7
Non-PEO(1)	2020	2.5	(1.6)	1.7	(1.1)	(0.1)	—	—	1.5
(1)Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 2,289,204	4,678,116	2,641,391	2,504,415
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,326,614	3,426,471	4,742,732	1,453,568
Adjustment to Non-PEO NEO Compensation Footnote
The calculation of the CAP under the new guidelines is shown in the table below, which describes the adjustments, each of which is prescribed by SEC rule, to calculate CAP from the Summary Compensation Table amounts. The Summary Compensation Table amounts and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Note that the year over year changes were impacted significantly by the change in the year-end stock prices which increased by 46% from 2020 to 2021 and then decreased by 28% from 2021 to 2022. The CAP was also impacted by PVRSUs that did not pay out or paid out below target due to the pandemic and resulting economic shutdown.

			Adjustments for stock and option awards ($ millions)
PEO or Non-PEO	FY	Total Comp from SCT	(Subtract): SCT stock and option award amounts	Add: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	Add (Subtract): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(Subtract): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	Add: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total comp for the covered year	Comp Actually Paid (as calculated)
PEO	2023	6.4	(2.0)	2.3	(1.7)	1.1	—	0.2	6.2
PEO	2022	38.0	(32.0)	26.3	(5.1)	(0.3)	—	0.1	27.1
PEO	2021	11.2	(6.7)	12.5	7.0	0.1	—	—	24.1
PEO	2020	11.1	(8.5)	10.6	(3.8)	(0.2)	—	0.1	9.3

Non-PEO(1)	2023	2.3	(1.1)	1.2	(0.3)	0.2	—	—	2.3
Non-PEO(1)	2022	4.7	(3.3)	2.7	(0.7)	(0.1)	—	—	3.4
Non-PEO(1)	2021	2.6	(1.3)	2.3	1.1	—	—	—	4.7
Non-PEO(1)	2020	2.5	(1.6)	1.7	(1.1)	(0.1)	—	—	1.5
(1)Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 112.51	110.76	151.93	103.57
Peer Group Total Shareholder Return Amount	157.29	128.19	164.56	129.84
Net Income (Loss)	$ 258,500,000	$ 332,200,000	$ 289,000,000.0	$ 75,400,000
Company Selected Measure Amount	375.0	478.6	428.9	122.1
PEO Name	Pat Pacious	Pat Pacious	Pat Pacious
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,000,000.0)	$ (32,000,000.0)	$ (6,700,000)	$ (8,500,000)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,300,000	26,300,000	12,500,000	10,600,000
PEO | Equity Awards Granted During In Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,700,000)	(5,100,000)	7,000,000.0	(3,800,000)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,100,000	(300,000)	100,000	(200,000)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,000	100,000	0	100,000
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,100,000)	(3,300,000)	(1,300,000)	(1,600,000)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,200,000	2,700,000	2,300,000	1,700,000
Non-PEO NEO | Equity Awards Granted During In Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,000)	(700,000)	1,100,000	(1,100,000)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,000	(100,000)	0	(100,000)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0